Income Taxes (Details) ¥ in Millions	6 Months Ended		12 Months Ended			24 Months Ended		36 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes [Line Items]
Annual taxable income percentage									50.00%
Income tax reduced rate									20.00%
Annual taxable income (in Yuan Renminbi) | $	$ 170,577	$ 325,941	$ 546,885	$ 453,218	$ 542,853
Cumulative tax effect, percentage	25.00%		25.00%	25.00%
PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)							¥ 1		¥ 1
Annual taxable income percentage							12.50%		25.00%
Income tax reduced rate							20.00%		20.00%
Income tax EIT rate percentage	25.00%
Minimum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)									¥ 1
Maximum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)									¥ 3
State Administration of Taxation, China [Member]
Income Taxes [Line Items]
EIT rate of PRC			25.00%
Forecast [Member]
Income Taxes [Line Items]
Income tax reduced rate								20.00%
Forecast [Member] | Minimum [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)								¥ 1
Forecast [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Annual taxable income percentage								25.00%
Annual taxable income (in Yuan Renminbi)								¥ 3
Forecast [Member] | Latest Tax Year [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)						¥ 1
Annual taxable income percentage						25.00%		25.00%
Income tax reduced rate						20.00%		20.00%
Annual taxable income (in Yuan Renminbi)								¥ 1
Forecast [Member] | Maximum [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)								¥ 3